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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [X]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter de Roetth
Title:   Principal
Phone:   617-236-4200

Signature, Place, and Date of Signing:

       Peter de Roetth (signature on file)  Boston, MA   August 10, 2007
       ----------------------------------- ------------- ---------------
                   [Signature]             [City, State]     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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Page 1 of 4          FORM 13F                              Name of Reporting Manager Account Management, LLC
                                                                                                               Item 8:
                                                                          Item 6:                         Voting Authority
                                                                   Investment Discretion                      (Shares)
                                                                 --------------------------              -------------------
                                                        Item 5:             (b)
                                  Item 3:    Item 4:   Shares or         Shared- As   (c)     Item 7:
Item 1:              Item 2:       CUSIP   Fair Market Principal  (a)    Defined in Shared-   Managers    (a)     (b)   (c)
Name of Issuer    Title of Class  Number      Value     Amount    Sole    Instr. V   Other  See Instr. V  Sole   Shared None
--------------    -------------- --------- ----------- --------- ------- ---------- ------- ------------ ------- ------ ----
Maxim Integrated
  Products         Common Stock  57772K101 19,021,182    569,326 569,326                                 569,326
Metretek
  Technonogy
  Inc.             Common Stock  59159Q107  1,613,480    104,500 104,500                                 104,500
Miller Industries
  Inc.             Common Stock  60051204     245,980      9,800   9,800                                   9,800
Costar Group       Common Stock  22160N109  8,743,708    165,350 165,350                                 165,350
Credit
  Acceptance
  Corporation      Common Stock  225310101 19,150,798    713,783 713,783                                 713,783
Newmont Mining
  Corporation      Common Stock  651639106    234,360      6,000   6,000                                   6,000
Ritchie Bros.
  Auction          Common Stock  767744105  3,982,632     63,600  63,600                                  63,600
Suncor Energy
  Inc              Common Stock  867229106    584,480      6,500   6,500                                   6,500
Smith & Wesson
  Holding
  Corporation      Common Stock  831756101  1,314,875     78,500  78,500                                  78,500
IVG Immobilien
  AG O.N.          Common Stock  D36953103  1,230,774     31,500  31,500                                  31,500
COLUMN
  TOTALS                                   56,122,269  1,748,859
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Page 2 of 4          FORM 13F                              Name of Reporting Manager Account Management, LLC
                                                                                                               Item 8:
                                                                          Item 6:                         Voting Authority
                                                                   Investment Discretion                      (Shares)
                                                                 --------------------------              -------------------
                                                        Item 5:             (b)
                                  Item 3:    Item 4:   Shares or         Shared- As   (c)     Item 7:
Item 1:              Item 2:       CUSIP   Fair Market Principal  (a)    Defined in Shared-   Managers    (a)     (b)   (c)
Name of Issuer    Title of Class  Number      Value     Amount    Sole    Instr. V   Other  See Instr. V  Sole   Shared None
--------------    -------------- --------- ----------- --------- ------- ---------- ------- ------------ ------- ------ ----
Central Fund Of
  Canada Ltd.      Common Stock  153501101    346,142    38,000   38,000                                  38,000
Houston Wire &
  Cable Co.        Common Stock  44244K109    284,100    10,000   10,000                                  10,000
SPDR Russell/
  Nomura           Common Stock  78463X822    254,900     5,000    5,000                                   5,000
Liberty Media
  Corporation-
  Capital
  Common Series
  A                Common Stock  53071M302    249,599     2,121    2,121                                   2,121
QuickLogic
  Corporation      Common Stock  74837P108    208,682    78,748   78,748                                  78,748
Kinross Gold CP    Common Stock  496902404    408,800    35,000   35,000                                  35,000
Berkshire
  Hathaway Hld B   Common Stock  084670207  9,820,020     2,724    2,724                                   2,724
Clayton Holdings
  Inc.             Common Stock  18418N107  2,118,540   186,000  186,000                                 186,000
Heartland Payment
  Sys Inc.         Common Stock  42235N108  3,950,751   134,700  134,700                                 134,700
StreetTracks Gold
  TR               Common Stock  863307104  1,002,612    15,600   15,600                                  15,600
COLUMN
  TOTALS                                   18,644,146   507,893
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Page 3 of 4       FORM 13F                              Name of Reporting Manager Account Management, LLC
                                                                                                            Item 8:
                                                                       Item 6:                         Voting Authority
                                                                Investment Discretion                      (Shares)
                                                              --------------------------              -------------------
                                                     Item 5:             (b)
                               Item 3:    Item 4:   Shares or         Shared- As   (c)     Item 7:
Item 1:           Item 2:       CUSIP   Fair Market Principal  (a)    Defined in Shared-   Managers    (a)     (b)   (c)
Name of Issuer Title of Class  Number      Value     Amount    Sole    Instr. V   Other  See Instr. V  Sole   Shared None
-------------- -------------- --------- ----------- --------- ------- ---------- ------- ------------ ------- ------ ----
Barrick Gold
  Corporation   Common Stock  067901108  5,314,752    182,826 182,826                                 182,826
Japan Smlr Cap
  Fun           Common Stock  47109U104    390,540     34,500  34,500                                  34,500
Gold Bullion
  Ltd. Pfd.     Common Stock  Q1868U112    239,136      3,700   3,700                                   3,700
Aegean Marine
  Petroleum     Common Stock  Y0017S102  4,285,556    225,200 225,200                                 225,200
Conocophillips  Common Stock  20825C104    245,156      3,123   3,123                                   3,123
Canadian Nat
  Res           Common Stock  136385101  2,395,899     36,110  36,110                                  36,110
DBS Group
  HLDGS Spon
  ADR           Common Stock  23304Y100  1,148,263     19,250  19,250                                  19,250
Fluor CP (NEW)  Common Stock  343412102  1,072,493      9,630   9,630                                   9,630
GE Electric Co  Common Stock  369604103    447,876     11,700  11,700                                  11,700
Petaquilla
  Minerals LTD  Common Stock  716013107  1,962,400    880,000 880,000                                 880,000
COLUMN
  TOTALS                                17,502,071  1,406,039
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Page 4 of 4           FORM 13F                              Name of Reporting Manager Account Management, LLC
                                                                                                                Item 8:
                                                                           Item 6:                         Voting Authority
                                                                    Investment Discretion                      (Shares)
                                                                  --------------------------              -------------------
                                                         Item 5:             (b)
                                   Item 3:    Item 4:   Shares or         Shared- As   (c)     Item 7:
Item 1:               Item 2:       CUSIP   Fair Market Principal  (a)    Defined in Shared-   Managers    (a)     (b)   (c)
Name of Issuer     Title of Class  Number      Value     Amount    Sole    Instr. V   Other  See Instr. V  Sole   Shared None
--------------     -------------- --------- ----------- --------- ------- ---------- ------- ------------ ------- ------ ----
Innerworkings Inc.  Common Stock  45773Y105 11,670,570   728,500  728,500                                 728,500
Liberty Media
  Corporation-
  Interactive
  Common
Series A            Common Stock  53071M104    236,899    10,609   10,609                                  10,609
Penn West
Energy Tru          Common Stock  707885109  1,632,460    48,920   48,920                                  48,920
Parallel Petroleum
  Corporation       Common Stock  699157103  1,226,400    56,000   56,000                                  56,000
Terra Industries
  Inc               Common Stock  880915103    569,154    22,390   22,390                                  22,390
Global Industries,
  LTD               Common Stock  379336100    268,200    10,000   10,000                                  10,000
                                            15,603,683   876,419
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